Retained Earnings and Dividends Paid - Summary of Dividends Paid (Details) - Ordinary shares [member] - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends [Line Items]
Number of shares issued	641,964,077	641,964,077	641,964,077
Number of treasury stocks	0	0	0
Number of shares eligible for dividends	641,964,077	641,964,077	641,964,077
Dividends paid per share (In won)	₩ 0	₩ 0	₩ 1,216
Dividends paid, ordinary shares	₩ 0	₩ 0	₩ 780,628